Intangible Assets Net (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets Net (Textual)
Carrying amount of intangible assets	$ 310,965	$ 312,099	$ 322,072
Top of range [member]
Intangible Assets Net (Textual)
Amortized useful lives	30 Years
Top of range [member]
Intangible Assets Net (Textual)
Amortized useful lives	10 Years
Brand [Member]
Intangible Assets Net (Textual)
Carrying amount of intangible assets	$ 253,000	253,000
Customer relationships [Member]
Intangible Assets Net (Textual)
Carrying amount of intangible assets	33,067	39,467
Brands and logos [Member]
Intangible Assets Net (Textual)
Carrying amount of intangible assets	$ 3,668	$ 2,497